Prepayments, receivables and other assets (Tables)	6 Months Ended
Sep. 30, 2020
Schedule of components of prepayments, receivables and other assets

	As of March 31,	As of September 30,
	2020	2020

	(in millions of RMB)
Current:
Accounts receivable, net of allowance	19,786	22,838
Inventories	14,859	19,685
Value-added tax (“VAT”) receivables, net of allowance	11,826	12,532
Amounts due from related companies (i)	11,029	10,407
Advances to/receivables from customers, merchants and others	8,231	9,259
Prepaid cost of revenue, sales and marketing and other expenses	7,547	8,691
Deferred direct selling costs (ii)	2,000	2,357
Interest receivables	984	1,187
Licensed copyrights	780	1,133
Others	7,187	10,763
	84,229	98,852
Non-current:
Operating lease right-of-use assets	34,660	37,610
Film costs and prepayment for licensed copyrights and others	8,517	9,702
Deferred tax assets	7,590	8,027
Prepayment for acquisition of property and equipment	3,503	2,591
Deferred direct selling costs (ii)	275	233
Others	3,440	3,358
	57,985	61,521

(i)

Amounts due from related companies primarily represent balances arising from transactions with Ant Group (Note 20). The balances are unsecured, interest free and repayable within the next twelve months.

(ii)

The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions. The membership fees are initially deferred and recognized as revenue in the condensed consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the condensed consolidated income statements in the same period as the related service fees are recognized.